U.S. Bancorp (Parent Company) - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income
Other income	$ 836	$ 641	$ 758
Total net revenue	28,656	27,455	28,144
Expense
Interest expense	14,321	15,377	12,611
Other expense	1,401	1,480	2,211
Income before income taxes	9,517	7,909	6,865
Applicable income taxes	1,921	1,580	1,407
Net income (loss) attributable to U.S. Bancorp	7,570	6,299	5,429
Parent Company
Income
Interest from subsidiaries	1,340	1,224	606
Other income	7	24	51
Total net revenue	7,607	6,059	5,537
Expense
Interest expense	1,774	1,663	1,336
Other expense	179	178	137
Total expense	1,953	1,841	1,473
Income before income taxes	5,654	4,218	4,064
Applicable income taxes	(106)	(95)	(170)
Income of parent company	5,760	4,313	4,234
Equity in undistributed income of subsidiaries	1,810	1,986	1,195
Net income (loss) attributable to U.S. Bancorp	7,570	6,299	5,429
Parent Company | Bank subsidiaries
Income
Dividends from subsidiaries	6,250	4,800	4,869
Parent Company | Nonbank subsidiaries
Income
Dividends from subsidiaries	$ 10	$ 11	$ 11